INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2023
INTANGIBLE ASSETS, NET
Schedule of Finite-Lived Intangible Assets

	June 30,
	2022			2023
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Patents and copyrights	$14,204	(3,462)	10,742	$13,097	(4,614)	8,483

Schedule of Annual amortization expense relating to the existing intangible assets	The annual amortization expense relating to the existing intangible assets for the five succeeding years is as follow:

Year ending June 30,
2024	$1,329
2025	1,166
2026	1,040
2027	1,040
2028	1,040